GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Mar. 31, 2012
GOODWILL AND OTHER INTANGIBLE ASSETS

9. GOODWILL AND OTHER INTANGIBLE ASSETS

Intangible assets are summarized as follows:

	March 31,
	2011		2012
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
	(Yen in millions)
Intangible assets subject to amortization:
Software	¥30,409	¥21,696	¥31,493	¥21,906
Patent rights	19,185	15,310	16,818	14,170
Customer relationships	25,726	9,053	31,473	12,214
Other	9,771	6,190	16,281	6,966

Total	¥85,091	¥52,249	¥96,065	¥55,256

	March 31,
	2011	2012
	Gross Carrying Amount	Gross Carrying Amount
	(Yen in millions)
Intangible assets not subject to amortization:
Trademark	¥9,317	¥8,842
Other	1	2

Total	¥9,318	¥8,844

Intangible assets acquired during the year ended March 31, 2012 are as follows:

Year ended March 31, 2012
(Yen in millions)
Intangible assets subject to amortization:
Software	¥4,871
Patent rights	1,067
Customer relationships	6,690
Other	6,960

Total	¥19,588

The weighted average amortization periods for software, patent rights and customer relationships which were acquired during the year ended March 31, 2012 are three years, three years and 15 years, respectively.

Total amortization of intangible assets during the years ended March 31, 2010, 2011 and 2012 amounted to ¥11,888 million, ¥11,410 million and ¥10,387 million, respectively.

The estimated aggregate amortization expenses for intangible assets for the next five years are as follows:

Years ending March 31,	(Yen in millions)
2013	¥9,141
2014	5,675
2015	4,052
2016	3,512
2017	2,897

The changes in the amounts of goodwill by reporting segment in the years ended March 31, 2011 and 2012 are as follows:

	Fine Ceramic Parts Group	Semiconductor Parts Group	Applied Ceramic Products Group	Electronic Device Group	Telecommunications Equipment Group	Information Equipment Group	Others	Total
	(Yen in millions)
Balance at March 31, 2010
Goodwill	¥100	¥1,309	¥8,692	¥28,517	¥18,456	¥14,064	¥4,596	¥75,734
Accumulated impairment losses	—	—	(5,415)	—	—	(22)	(2,695)	(8,132)

	100	1,309	3,277	28,517	18,456	14,042	1,901	67,602
Goodwill acquired during the year	—	—	—	—	—	42	—	42
Impairment of goodwill	—	—	—	—	—	—	—	—
Translation adjustments and reclassification to other accounts	—	(43)	(336)	(1,649)	—	(914)	(1)	(2,943)

Balance at March 31, 2011
Goodwill	100	1,266	8,356	26,868	18,456	13,192	4,595	72,833
Accumulated impairment losses	—	—	(5,415)	—	—	(22)	(2,695)	(8,132)

	100	1,266	2,941	26,868	18,456	13,170	1,900	64,701
Goodwill acquired during the year	—	—	11,320	14,143	—	391	—	25,854
Impairment of goodwill	—	—	—	—	—	—	—	—
Translation adjustments and reclassification to other accounts	—	(4)	(616)	(148)	—	(748)	—	(1,516)

Balance at March 31, 2012
Goodwill	100	1,262	19,060	40,863	18,456	12,835	4,595	97,171
Accumulated impairment losses	—	—	(5,415)	—	—	(22)	(2,695)	(8,132)

	¥100	¥1,262	¥13,645	¥40,863	¥18,456	¥12,813	¥1,900	¥89,039

The goodwill of ¥25,854 million which Kyocera acquired during the year ended March 31, 2012 was mainly based on the acquisition of the common stocks of Optrex Corporation by Kyocera Corporation included in the Electronic Device Group and based on the acquisition of the common stocks of Kyocera Unimerco A/S by Kyocera Fineceramics GmbH, a consolidated German subsidiary of Kyocera Corporation, included in Applied Ceramic Products Group.

For detailed information of these acquisitions, see Note 2 to the Consolidated Financial Statements.

As described in Note 1 to the Consolidated Financial Statements, we assess our goodwill for impairment annually as of January 1, and also whenever indicators of impairment exist.

The goodwill impairment test involves a two step process. The first step (“identification of potential impairment”) is a comparison of each reporting unit’s fair value with its carrying amount, including goodwill. If the fair value of any reporting unit exceeds its carrying amount, the goodwill of the reporting unit is considered not impaired. If the carrying amount of any reporting unit exceeds its fair value, the second step shall be performed to measure the amount of impairment loss. The second step (“measurement of impairment loss”) compares the implied fair value of a reporting unit’s goodwill with the carrying amount of the goodwill. The implied fair value of the goodwill is determined in the same manner as the amount of goodwill recognized in a business combination is determined. That is, the fair value of the reporting unit is allocated to all of the assets and liabilities of the unit (including any unrecognized intangible assets), and the excess of the fair value of the reporting unit over the amount assigned to its assets and liabilities is the implied fair value of the goodwill. If the carrying amount of a reporting unit’s goodwill exceeds the implied fair value of the goodwill, an impairment loss is recognized in an equal amount to that excess. Kyocera concluded that there was no goodwill impairment at any reporting unit as of January 1, 2012.